Bank Notes Payable (Details Textual 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ICBC [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from January 28, 2018 to May 27, 2018	Due various dates from January 12, 2017 to June 29, 2017
China Merchants Bank [Member]
Short-term Debt [Line Items]
Bank notes payable, description		Due April 8, 2017 and April 24, 2017
ABC [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from February 10, 2018 to April 30, 2018	Due various dates from March 28, 2017 to April 28, 2017
CITIC [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from January 31, 2018 to August 29,2018	Due various dates from February 5, 2017 to June 27, 2017